Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

	Year ended December 31, 2024
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	128,059	25,423	1,361	154,843	(8,621)	146,222
Revenue from sales of services	6,312	11,994	404	18,710	(989)	17,721
Changes in inventories and raw materials and consumables used	(89,941)	(26,569)	(945)	(117,455)	9,535	(107,920)
Employee benefits	(58,314)	(12,902)	(272)	(71,488)	—	(71,488)
Other operating expenses	(45,016)	(9,625)	(363)	(55,004)	915	(54,089)
Amortization and depreciation	(35,282)	(2,589)	(2)	(37,873)	—	(37,873)
Impairment of assets	(26,415)	-	-	(26,415)	—	(26,415)
Other income	372	(347)	-	25	-	25
Operating Profit / (Loss)	(120,225)	(14,615)	183	(134,657)	840	(133,817)
Total Assets	503,360	49,472	1,408	554,240	(201,174)	353,066
Total Liabilities	348,507	43,385	1,022	392,914	(102,426)	290,488

	Year ended December 31, 2023
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	115,071	17,042	1,020	133,133	(3,717)	129,416
Revenue from sales of services	6,787	8,728	693	16,208	(1,855)	14,353
Changes in inventories and raw materials and consumables used	(81,453)	(17,197)	(615)	(99,265)	3,762	(95,503)
Employee benefits	(61,103)	(19,393)	(740)	(81,236)	—	(81,236)
Other operating expenses	(50,717)	(10,318)	(543)	(61,578)	1,790	(59,788)
Amortization and depreciation	(25,478)	(2,755)	(210)	(28,443)	—	(28,443)
Other income	14,176	119	(1)	14,294	(34)	14,260
Operating Loss	(82,717)	(23,774)	(396)	(106,887)	(54)	(106,941)
Total Assets	599,950	157,919	375	758,244	(274,703)	483,541
Total Liabilities	301,341	38,024	183	339,548	(5,818)	333,730

	Year ended December 31, 2022
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	134,156	19,936	17	154,109	(17,737)	136,372
Revenue from sales of services	5,989	3,616	397	10,002	(2,189)	7,813
Changes in inventories and raw materials and consumables used	(88,104)	(15,787)	(16)	(103,907)	18,302	(85,605)
Employee benefits	(74,895)	(13,533)	(386)	(88,814)	—	(88,814)
Other operating expenses	(72,844)	(21,026)	(113)	(93,983)	2,428	(91,555)
Amortization and depreciation	(17,058)	(1,830)	(2)	(18,890)	—	(18,890)
Other income/(expense)	1,508	335	1	1,844	—	1,844
Operating Loss	(111,248)	(28,289)	(102)	(139,639)	804	(138,835)
Total Assets	515,796	155,529	60	671,385	(249,401)	421,984
Total Liabilities	336,356	32,001	47	368,404	(115,570)	252,834

Summary of External Revenue by Location of Customers

External revenue by location

The countries where the Group has sold more then 10% of the annual revenue are as follows:

	Year ended December 31, 2024
(In thousand Euros)	2024		2023		2022
	Revenue	%	Revenue	%	Revenue	%
Country
Germany	39,989	24%	9,111	6%	7,944	6%
United States	31,493	19%	22,268	15%	19,412	13%
Spain	24,460	15%	29,590	21%	20,076	14%
Italy	5,562	3%	14,686	10%	14,927	10%
Other countries	62,439	38%	68,114	47%	81,826	57%
Total	163,943	100%	143,769	100%	144,185	100%